UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21835

Name of Fund: BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Term

Municipal Advantage Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.4%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$515	$518,863
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	1,655	1,848,751

		2,367,614
Arizona — 0.5%
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	725	795,144
California — 4.8%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	385	440,059
Sutter Health, Series B, 6.00%, 8/15/42	1,040	1,232,962
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	680	776,444
California HFA, RB, S/F Housing, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	55	55,952
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	70	76,138
5.25%, 8/15/49	175	189,350
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	270	303,585
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	165	198,018
San Marcos Unified School District, GO, CAB, SAN, Election of 2010, Series B, 0.00%, 8/01/38 (a)	3,725	1,378,213
State of California, GO, Various Purposes, 6.50%, 4/01/33	2,000	2,372,740
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	355	399,897
Municipal Bonds	Par (000)	Value
California (concluded)
State of California Public Works Board, LRB, Various Capital Projects (concluded):
Sub-Series I-1, 6.38%, 11/01/34	$400	$481,296

		7,904,654
Colorado — 0.7%
North Range Metropolitan District No. 2, GO, Limited Tax, 5.50%, 12/15/37	1,200	1,210,248
Delaware — 1.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	750	853,808
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	1,240	1,341,221

		2,195,029
District of Columbia — 2.0%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	260	299,164
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	750	792,270
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.25%, 5/15/24	900	899,892
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	170	185,607
5.25%, 10/01/44	1,000	1,115,060

		3,291,993
Florida — 2.5%
City of Miami Beach Florida Stormwater Revenue, RB, 4.00%, 9/01/45 (b)	200	197,578
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	400	432,344
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (c)	1,080	1,418,548

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Tolomato Community Development District, Refunding, Special Assessment Bonds:
Convertible CAB, Series A2, 0.00%, 5/01/39 (d)	$95	$69,687
Convertible CAB, Series A3, 0.00%, 5/01/40 (d)	225	134,516
Convertible CAB, Series A4, 0.00%, 5/01/40 (d)	120	53,118
Series 2, 0.00%, 5/01/40 (d)	310	161,603
Series A1, 6.65%, 5/01/40	355	359,828
Tolomato Community Development District:
Series 1, 0.00%, 5/01/40 (d)	505	311,267
Series 1, 6.65%, 5/01/40 (e)(f)	15	15,296
Series 3, 6.61%, 5/01/40 (e)(f)	340	3
Series 3, 6.65%, 5/01/40 (e)(f)	275	3
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	850	935,578

		4,089,369
Georgia — 0.2%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	240	272,592
Guam — 1.3%
Guam Government Waterworks Authority, RB, Water & Wastewater System:
5.25%, 7/01/33	640	714,029
5.50%, 7/01/43	1,065	1,204,067
Territory of Guam, GO, Series A, 6.00%, 11/15/19	200	218,490

		2,136,586
Illinois — 9.5%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A, 5.75%, 1/01/39	2,500	2,866,325
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	150	139,245
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	1,090	1,052,733
Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	$280	$292,533
City of Chicago Illinois Board of Education, GO, Series A, 5.25%, 12/01/41	1,150	1,004,962
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	360	378,763
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,625	1,678,901
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	350	399,385
Illinois Finance Authority, RB, Advocate Health Care, Series C, 5.38%, 4/01/44	1,845	2,018,153
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/39	550	627,556
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	815	895,343
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	1,790	1,854,816
Series B-2, 5.00%, 6/15/50	600	613,488
State of Illinois, GO, 5.00%, 2/01/39	745	748,583
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	215	238,938
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	390	425,166
5.00%, 4/01/44	475	514,539

		15,749,429
Indiana — 3.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	365	439,591
7.00%, 1/01/44	885	1,071,708
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,285	1,483,533

2	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, RB, Series A (concluded):
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	$160	$166,678
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	520	538,782
Sisters of St. Francis Health Services, 5.25%, 11/01/39	290	321,091
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	600	682,512
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	350	399,746
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	445	490,920

		5,594,561
Iowa — 2.3%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	830	878,190
5.25%, 12/01/25	660	717,110
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	690	734,484
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	1,765	1,539,292

		3,869,076
Kentucky — 0.5%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	440	480,885
Municipal Bonds	Par (000)	Value
Kentucky (concluded)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (d)	$565	$393,285

		874,170
Louisiana — 3.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project:
6.75%, 11/01/32	2,000	2,201,860
Series A-1, 6.50%, 11/01/35	1,135	1,350,866
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	350	392,462
5.25%, 5/15/31	300	332,148
5.25%, 5/15/32	380	427,033
5.25%, 5/15/33	415	456,786
5.25%, 5/15/35	945	1,044,026

		6,205,181
Maine — 0.7%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	970	1,098,894
Maryland — 1.0%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	970	1,059,550
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	645	680,733

		1,740,283
Michigan — 1.5%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	1,970	2,101,498

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2015	3

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	$410	$424,764

		2,526,262
Missouri — 0.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	85	93,639
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	115	124,794

		218,433
Nebraska — 0.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	285	310,259
New Jersey — 3.8%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	475	495,829
5.25%, 11/01/44	370	383,409
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
4.88%, 9/15/19	460	481,312
5.13%, 9/15/23	1,410	1,535,419
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	785	904,485
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	1,625	1,658,767
Transportation System, Series B, 5.25%, 6/15/36	845	886,228

		6,345,449
New York — 9.0%
City of New York New York Industrial Development Agency, ARB, AMT:
American Airlines, Inc., JFK International Airport, 7.63%, 8/01/25 (g)	4,000	4,271,720
Municipal Bonds	Par (000)	Value
New York (concluded)
City of New York New York Industrial Development Agency, ARB, AMT (concluded):
British Airways PLC Project, 7.63%, 12/01/32	$1,000	$1,015,030
County of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (h)	900	921,600
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	1,070	990,007
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	1,125	1,287,439
5.25%, 11/15/39	400	456,444
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	420	473,562
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (h)	1,895	1,906,199
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (h)	160	165,602
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (h)	395	414,853
New York State Dormitory Authority, RB, Series A, 5.25%, 7/01/18 (c)	1,000	1,121,860
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	730	849,669
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	1,100	1,037,784

		14,911,769
North Carolina — 0.5%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	480	534,768

4	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	$260	$297,983

		832,751
Ohio — 3.1%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed Bonds, Series A-2, 5.75%, 6/01/34	2,295	1,822,666
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	2,650	2,947,833
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	375	395,689

		5,166,188
Pennsylvania — 1.2%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	580	607,509
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypson Co., AMT, 5.50%, 11/01/44	720	734,105
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	520	571,194

		1,912,808
Rhode Island — 1.0%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	420	429,471
Series B, 4.50%, 6/01/45	1,230	1,206,163

		1,635,634
South Carolina — 1.2%
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	1,830	2,051,284
Texas — 5.9%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (e)(f)	1,500	90,000
Municipal Bonds	Par (000)	Value
Texas (continued)
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 1/01/46	$730	$840,485
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	275	294,176
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	525	599,644
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	250	277,563
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/43	210	248,686
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	700	794,689
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (a)	5,200	1,881,308
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Buckingham Senior Living Community, Inc. Project, 5.50%, 11/15/45 (b)	180	180,405
Scott & White Healthcare, 6.00%, 8/15/20 (c)	105	127,545
Scott & White Healthcare, 6.00%, 8/15/45	1,285	1,522,751
Harris County-Houston Sports Authority, Refunding RB, CAB, Series A (AGM) (NPFGC), 0.00%, 11/15/34 (a)	3,000	1,225,230
HFDC of Central Texas, Inc., RB, Village at Gleannloch Farms, Series A, 5.50%, 2/15/27	1,150	1,165,007

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2015	5

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	$500	$595,945

		9,843,434
Utah — 0.6%
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A:
3.25%, 10/15/36	675	593,548
3.25%, 10/15/42	425	354,947

		948,495
Virginia — 2.1%
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 7/01/45 (h)	240	235,243
Virginia HDA, RB, Rental Housing, Series F, 5.00%, 4/01/45	1,000	1,040,310
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	1,875	2,141,513

		3,417,066
Washington — 1.0%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40 (b)	350	379,414
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	1,020	1,169,461
Washington State Housing Finance Commission, RB, Herons Key Senior Living, Series A, 7.00%, 7/01/45 (b)(h)	100	101,490

		1,650,365
Wyoming — 0.1%
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.00%, 1/01/42	100	106,553
Total Municipal Bonds — 67.1%		111,271,573

Municipal Bonds Transferred to Tender Option Bond Trusts	Par (000)	Value
California — 5.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (c)	$1,090	$1,272,311
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (j)	840	935,735
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	3,225	3,632,866
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	2,039	2,301,110
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	633,644

		8,775,666
Colorado — 3.1%
Colorado Health Facilities Authority, Refunding RB, Series A:
Catholic Health Initiatives, 5.50%, 7/01/34 (j)	740	837,303
Sisters of Leavenworth Health System, 5.00%, 1/01/40	3,930	4,257,840

		5,095,143
Florida — 1.3%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	1,950	2,213,613
Illinois — 4.7%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A (NPFGC), 5.00%, 1/01/33 (j)	4,995	5,074,221
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,340	2,754,765

		7,828,986
Indiana — 7.4%
Carmel Redevelopment Authority, RB, Performing Arts Center (c):
4.75%, 2/01/16	5,365	5,486,893

6	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts	Par (000)	Value
Indiana (concluded)
Carmel Redevelopment Authority, RB, Performing Arts Center (c) (concluded):
5.00%, 2/01/16	$6,580	$6,737,722

		12,224,615
Massachusetts — 4.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	7,112	8,022,981
Nebraska — 3.1%
Omaha Public Power District, RB, Sub-Series B (NPFGC), 4.75%, 2/01/16 (c)(j)	5,000	5,113,600
New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (j)	660	743,897
New York — 23.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2013, Series CC, 5.00%, 6/15/47	4,780	5,290,612
Series FF-2, 5.50%, 6/15/40	495	566,281
Series HH, 5.00%, 6/15/31 (j)	2,835	3,244,473
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	6,509	7,412,201
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,135	7,045,005
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (j)	2,220	2,559,172
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	11,240	12,881,827

		38,999,571
North Carolina — 9.3%
University of North Carolina at Chapel Hill, Refunding RB, Series A, 4.75%, 12/01/34	15,170	15,376,136
Municipal Bonds Transferred to Tender Option Bond Trusts	Par (000)	Value
Ohio — 3.1%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	$4,634	$5,232,850
South Carolina — 0.9%
State of South Carolina Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B-1, 5.55%, 7/01/39	1,450	1,476,470
Texas — 11.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	11,000	12,133,550
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38 (j)	2,122	2,359,362
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,170	1,319,947
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	2,175	2,461,451

		18,274,310
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,829	1,991,002
Virginia — 2.0%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,949	3,260,504
Wisconsin — 1.3%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (j)	1,989	2,155,116
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 82.4%		136,784,460
Total Long-Term Investments (Cost — $233,068,030) — 149.5%		248,056,033

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2015	7

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.02% (k)(l)	1,898,819	$1,898,819
Total Short-Term Securities (Cost — $1,898,819) — 1.1%		1,898,819
Total Investments (Cost — $234,969,203) — 150.6%		249,954,852
Liabilities in Excess of Other Assets — (6.9)%		(11,523,820)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (43.7)%		(72,516,329)

Net Assets Applicable to Common Shares — 100.0%		$165,914,703

Notes to Schedule of Investments

* As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$162,782,511

Gross unrealized appreciation	$17,724,992
Gross unrealized depreciation	(3,049,852)

Net unrealized appreciation	$14,675,140

(a)	Zero-coupon bond.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley & Co. LLC	$379,414	$4,491
Pershing LLC	281,895	839
Wells Fargo Securities, LLC	340,822	4,678

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Variable rate security. Rate shown is as of report date.

(h)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(j)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires from October 1, 2016 to January 1, 2033 is $14,163,680.

(k)	Represents the current yield as of report date.

(l)	During the period ended July 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at July 31, 2015	Income
FFI Institutional Tax-Exempt Fund	364,342	1,534,477	1,898,819	$93

8	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HAD	Housing Development Authority
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAN	State Aid Notes
S/F	Single-Family

•	As of July 31, 2015, financial futures contracts outstanding were as follows:

Contracts (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(36)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	$4,587,750	$(9,341)

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2015	9

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including The Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$248,056,032	—	$248,056,032
Short-Term Securities	$1,898,819	—	—	1,898,819

Total	$1,898,819	$248,056,032	—	$249,954,851

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(9,341)	—	—	$(9,341)

[1]	See above Schedule of Investments for values in each state or political subdivision.

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$48,600	—	—	$48,600
Liabilities:
TOB Trust Certificates	—	$(84,807,201)	—	(84,807,201)

Total	$48,600	$(84,807,201)	—	$(84,758,601)

10	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2015

Schedule of Investments (concluded)	BlackRock Long-Term Municipal Advantage Trust (BTA)

During the period ended July 31, 2015, there were no transfers between levels.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2015	11

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: September 22, 2015